RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Schedule of sensitivity analysis for changes in freight rates

USDm	2025	2024	2023
Decrease in freight rates of USD/day 1,000:
Changes in profit/loss before tax for the following year	(28.9)	(27.8)	(26.5)
Changes in equity for the following year	(28.9)	(27.8)	(26.5)

Schedule of sensitivity analysis for increase in bunker prices

USDm	2025	2024	2023
Increase in the bunker prices of 10% per ton:
Changes in profit/loss before tax for the following year	(22.5)	(25.9)	(22.1)
Changes in equity for the following year	(22.5)	(25.9)	(22.1)

Schedule of sensitivity analysis for change in exchange rates	All things being equal, a change in the USD/DKK and the USD/EUR exchange rates of 10% would result in a change in profit/loss before tax and equity as follows:

USDm	2025	2024	2023
Effect of a 10% increase of DKK and EUR:
Changes in profit/loss before tax for the following year	(2.1)	(2.2)	(1.8)
Changes in equity for the following year	(2.1)	(2.2)	(1.8)

Schedule of sensitivity analysis for increase in interest rates	All things being equal, a change in the interest rate level of 1%-point would result in a change in the interest rate expenses as follows:

USDm	2025	2024	2023
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year	(3.0)	(2.7)	(0.7)
Changes in equity for the following year	8.7	10.4	16.3